Fair Value Measurement	9 Months Ended
Dec. 31, 2013
Fair Value Measurement
Fair Value Measurement

Note 17—Fair Value Measurement

US GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The standards establish a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•                  Level 1—Quoted prices in active markets for identical assets and liabilities.

•                  Level 2—Quoted prices in active markets for similar assets and liabilities, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•                  Level 3—Significant inputs to the valuation model are unobservable.

The following tables present information about financial instruments recognized at fair value as of December 31, 2013 and March 31, 2013 and indicate the fair value hierarchy:

	December 31, 2013				March 31, 2013
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Liabilities:
Tax compensation*	—	19,152	—	19,152	—	6,226	—	6,226
Buffalo embedded derivative	—	—	650	650	—	—	—	—
Grandhaven Option**	—	—	—	—	—	—	—	—
Derivative warrant liability*	—	—	12,481	12,481	—	—	—	—
Total liabilities	$—	$19,152	$13,131	$32,283	$—	$6,226	$—	6,226

* Measured on a recurring basis (at least annually).

** Represents Grandhaven’s option to exchange their royalty interest for shares of the Company’s common stock.

The estimated fair value of the Company’s debt (all non-recurring) is as follows:

	Carrying Value	Fair Value
	(In thousands)
December 31, 2013 (Level 3)	$116,536	$117,823

The following table sets forth a summary of the qualitative information related to the unobservable inputs used in the calculation of the Company’s Level 3 financial liabilities for the nine months ended December 31, 2013:

Description	Valuation Technique	Unobservable Inputs
Grandhaven Option	Discounted cash flow	Discount rate, future potash prices and mine life
Derivative warrant liability	Binomial-Lattice valuation model	Underlying price, term, volatility and risk free interest rate
KG derivative warrant	Binomial-Lattice valuation model with	Underlying price, exercise price, term, volatility

liability	probability weighted pricing scenarios	and risk free interest rate
Indebtedness	Discounted cash flow	Discount rate
Buffalo preferred stock put option	Discounted cash flow	Discount rate, preferred stock redemption scenarios, future potash prices and mine life

The following table sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities for the nine months ended December 31, 2013:

	Derivative Warrant Liability	Very Hungry Embedded Derivative	Buffalo Embedded Derivative	Grandhaven Option*
Balance at March 31, 2013	$—	$—	$—	$—
Mark-to-market adjustment	12,481	—	—	—
Extinguishment — debt (net of amortization)	—	—	—	—
New instrument — initial valuation	—	2,900	650	—
Extinguishment — embedded derivative	—	(2,900)	—	—
Balance at December 31, 2013	$12,481	$—	$650	$—

* Represents Grandhaven’s option to exchange their royalty interest for shares of the Company’s common stock.